SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of common stock reflected in the balance sheets

Common Stock subject to possible redemption, December 31, 2021	$201,250,000
Plus:
Accretion of carrying value to redemption value	2,170,202
Common Stock subject to possible redemption, December 31, 2022	203,420,202
Less:
Redemption	(152,810,179)
Plus:
Accretion of carrying value to redemption value	4,008,446
Common Stock subject to possible redemption, December 31, 2023	$54,618,469
Less:
Redemption	(53,947,064)
Withdraw for taxes	(68,416)
Reclass to permanent equity	(1,195,566)
Plus:
Accretion of carrying value to redemption value	592,577
Common Stock subject to possible redemption, June 30, 2024	$—

Schedule of basic and diluted net income (loss) per share of Common Stock

The following table reflects the calculation of basic net income (loss) per share of common stock (in dollars, except share amounts):

	Three Months Ended
	December 31, 2024	December 31, 2023
	Non-		Non-
	redeemable	Redeemable	redeemable
Basic net income (loss) per common stock
Numerator:
Allocation of net income, as adjusted	$(419,690)	$186,854	$186,146
Denominator:
Basic weighted average common stock outstanding	377,287	84,173	83,854
Basic net income per common stock	$(1.11)	$2.22	$2.22

For the three months ended December 31, 2024 and 2023 the diluted net income (loss) per share of common stock was excluded as including them would result in anti dilution.

The following table reflects the calculation of basic net income (loss) per share of common stock (in dollars, except share amounts):

	Six Months Ended
	December 31, 2024	December 31, 2023
	Non-		Non-
	redeemable	Redeemable	redeemable
Basic net income (loss) per common stock
Numerator:
Allocation of net income, as adjusted	$10,328,343	$59,067	$57,955
Denominator:
Basic weighted average common stock outstanding	316,846	85,463	83,854
Basic net income per common stock	$32.60	$0.69	$0.69

The following table reflects the calculation of diluted net income (loss) per share of common stock (in dollars, except share amounts):

Six Months Ended
December 31, 2024	December 31, 2023
Non-		Non-
redeemable	Redeemable	redeemable
Diluted net income (loss) per common stock
Numerator:
Allocation of net income,	$10,328,343	$59,067	$57,955
Change in fair value of financial instruments	(13,973,592)	—	—
Interest on dilutive instruments	4,040,450	—	—
Allocation of net income, as adjusted	$395,201	$59,067	$57,955
Denominator:
Dilutive weighted average common stock outstanding	316,846	83,463	83,854
If converted shares	3,096,497	—	—
	3,413,343	83,463	83,854
Diluted net income (loss) per common stock	$0.12	$0.69	$0.69

The following table reflects the calculation of basic and diluted net (loss) income per share of common stock (in dollars, except share amounts):

	FOR THE SIX MONTHS PERIOD ENDED		FOR THE YEAR ENDED
	June 30, 2024		December 31, 2023		December 31, 2022
		Non-		Non-		Non-
	Redeemable	redeemable	Redeemable	redeemable	Redeemable	Redeemable
Basic and diluted net income (loss) per share of Common Stock
Numerator:
Net loss	$(11,279,605)	$(108,927,342)	$460,174	$335,609	$8,836,454	$2,209,113
Deemed dividend	—	(15,422,431)	—	—	—	—
Allocation of net income (loss)	$(11,279,605)	$(124,349,773)	$460,174	$335,609	$8,836,454	$2,209,113
Denominator:
Basic and diluted weighted average shares outstanding	10,719,043	1,109,975	6,898,644	5,031,250	20,125,000	5,031,250
Basic and diluted net income (loss) per share of Common Stock	$(10.16)	$(11.60)	$0.07	$0.07	$0.44	$0.44

Schedule of dilutive instruments

Description	December 31, 2024	December 31, 2023
Sellers Notes	1,690,638	—
Convertible notes	544,044	—
Secured convertible note	756,248	—
Subscription agreement	81,352	—
Tau agreement	6,025	—
Stock payable	12,500	—
Promissory note	5,690	—
Total Shares issuable under Convertible Note obligations – if converted total dilutive	3,096,497	—

Public Warrants	10,062,500	10,062,500
Private Warrants	5,553,125	6,153,125
Secured convertible note warrants	600,000	—
Total excluded under treasury method – out of the money	16,215,625	16,215,625

	For the Six Months Ended	For the year ended
Description	June 30, 2024	December 31, 2023	December 31, 2022
Shares issuable pursuant to Short Term and Long Term Notes	14,012,965	—	—
Shares issuable pursuant to Secured convertible note	9,801,273	—	—
Shares issuable pursuant to Convertible note	4,722,875
Shares issuable pursuant to Subscription agreement	938,967
Shares issuable pursuant to Promissory note	379,375	—	—
Total Shares issuable under Note obligations	29,855,455	—	—
Public Warrants	10,062,500	10,062,500	10,062,500
Private Warrants	5,553,125	6,153,125	6,153,125
Secured convertible note warrants	600,000	—	—
Total dilutive	46,071,080	16,215,625	16,215,625